Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Lidar Sensor and Prototype Revenue							$ 2,919,000	$ 2,006,000
Development Revenue							1,583,000
Total Revenue							4,502,000	2,006,000
Lidar Sensor and Prototype Cost of Revenue							3,952,000	3,746,000
Development Cost of Revenue							442,000
Total Cost of Revenue							4,394,000	3,746,000
Gross Margin (Loss)							108,000	(1,740,000)
Operating expenses:
Research and development							24,158,000	11,666,000
Selling, general and administrative							14,286,000	6,170,000
Total operating expenses							38,444,000	17,836,000
Operating loss							(38,336,000)	(19,576,000)
Other income (expense), net							1,099,000	(181,000)
Interest income, net							15,000	149,000
Loss before income taxes							(37,222,000)	(19,608,000)
Provision for income taxes							(20,000)	(26,000)
Net income (loss)							(37,242,000)	(19,634,000)
Other comprehensive loss, net of tax:
Changes in unrealized gain (loss) on available-for-sale securities							(4,000)	3,000
Foreign currency translation adjustments							(21,000)	(11,000)
Total other comprehensive loss, net of tax							(25,000)	(8,000)
Comprehensive loss							$ (37,267,000)	$ (19,642,000)
Other income (loss):
Net loss per share, basic and diluted (in Dollars per share)							$ (1.36)	$ (0.73)
Weighted-average shares used in computing net loss per share, basic and diluted (in Shares)							27,412,353	27,068,162
Growth Capital Acquisition Corp.
Operating expenses:
Operating loss	$ (1,161,675)	$ (114)	$ (2,245,231)	$ (93,265)	$ (114)	$ (9,683)
Provision for income taxes						32
Net income (loss)	360,709	(114)	(7,559,340)	8,261,624	(114)	(9,715)
Other comprehensive loss, net of tax:
General and administrative expenses	1,161,675	114	2,245,231	93,265	114	9,683
Other Income:
Warrant transaction costs				(292,875)
Excess value of UW warrants				(1,293,750)
Interest income and realized gain from sale of treasury securities				5,514
Other income (loss):
Unrealized gain (loss) on FV changes of warrants	1,518,000		(5,330,250)	$ 9,936,000
Interest income	$ 4,384		$ 16,141
Class A Common Stock
Other income (loss):
Net loss per share, basic and diluted (in Dollars per share)	$ 0.02		$ (0.35)
Class A Common Stock | Growth Capital Acquisition Corp.
Other income (loss):
Net loss per share, basic and diluted (in Dollars per share)	$ 0.02		$ (0.35)	$ 1.17		$ 0
Weighted-average shares used in computing net loss per share, basic and diluted (in Shares)	17,250,000		17,250,000	2,741,096
Class B Common Stock
Other income (loss):
Net loss per share, basic and diluted (in Dollars per share)	$ 0.02	$ 0	$ (0.35)		$ 0
Class B Common Stock | Growth Capital Acquisition Corp.
Other income (loss):
Net loss per share, basic and diluted (in Dollars per share)	$ 0.02		$ (0.35)	$ 1.17		$ 0
Weighted-average shares used in computing net loss per share, basic and diluted (in Shares)	4,312,500	4,312,500	4,312,500	4,312,500	4,312,500	3,750,000